Fair Value of Financial Instruments - Assets Measured at Fair Value on Non-Recurring Basis (Detail) (Impaired Loans [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on non-recurring basis	$ 72
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on non-recurring basis
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on non-recurring basis
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on non-recurring basis	$ 72